Cost of sales - Schedule of crude oil fluctuation (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning of the period			$ 3,032	$ 2,722
End of the period		$ (2,722)	(6,127)	(3,032)
Crude oil stock fluctuation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning of the period	$ 1,468	2,201	3,032	2,722
Incorporation of inventories for acquisition of companies		1,762
End of the period	(2,201)	(2,722)	(6,127)	(3,032)
Total crude oil stock fluctuation	$ (733)	$ 1,241	$ (3,095)	$ (310)